Consolidated Statements of Earnings and Comprehensive Earnings - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Common Class A [Member]
Earnings per share-basic & diluted
Per share, dividends paid, Class A (in dollars per share)	$ 0.68	$ 0.66
Common Class B [Member]
Earnings per share-basic & diluted
Per share, dividends paid, Class A (in dollars per share)	$ 0.68	$ 0.66
Bowling and other	$ 16,308,611	$ 16,094,493
Food, beverage and merchandise sales	6,815,930	6,685,524
Total Operating Revenue	23,124,541	22,780,017
Employee compensation and benefits	11,014,082	11,124,100
Cost of bowling and other services	5,950,351	6,109,533
Cost of food, beverage and merchandise sales	2,086,079	2,062,262
Depreciation and amortization	1,254,541	1,323,276
General and administrative	909,579	962,360
Total Operating Expense	21,214,632	21,581,531
(Loss) gain on disposal of land, buildings and equipment	(3,854)	8,820
Operating Income	1,906,055	1,207,306
Interest, dividend and other income	494,645	662,693
Earnings from continuing operations before provision for income taxes	2,400,700	1,869,999
Current	886,134	723,999
Deferred	(125,663)	(227,168)
Provision for income taxes	760,471	496,831
Earnings from continuing operations	$ 1,640,229	1,373,168
(Loss) gain from discontinued operations, net of tax		(2,774)
Net Earnings	$ 1,640,229	$ 1,370,394
Continuing operations (in dollars per share)	$ 0.32	$ 0.27
Discontinued operations (in dollars per share)	0	0
Net Earnings (in dollars per share)	$ 0.32	$ 0.27
Weighted average shares outstanding (in shares)	5,160,971	5,160,971
Dividends paid	$ 3,509,460	$ 3,406,243
Net Earnings	1,640,229	1,370,394
Other comprehensive earnings- net of tax Unrealized (loss) gain on available-for–sale securities net of tax (benefit) of ($85,995) and $4,666	(139,715)	7,578
Comprehensive earnings	$ 1,500,514	$ 1,377,972